Disaggregation of Revenue - Schedule of Disaggregates of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	$ 65,822,739	$ 53,463,785	$ 41,270,484
Aluminium alloy[Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	19,760,980	15,540,135	20,740,290
Copper alloy ingots [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	45,057,703	32,843,096	17,776,581
Brass alloy ingots [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	994,205	4,259,192	2,753,613
Slag [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	9,851	821,362
Philippines [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	9,851	5,639,613	2,829,236
China [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	$ 65,812,888	$ 47,824,172	$ 38,441,248